UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

May 31, 2023
Semiannual Report
to Shareholders
DWS ESG Core Equity Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
12	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
29	Notes to Financial Statements
42	Other Information
43	Information About Your Fund’s Expenses
45	Liquidity Risk Management
46	Advisory Agreement Board Considerations and Fee Evaluation
50	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS ESG Core Equity Fund

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read the prospectus for details.
Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employees, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS ESG Core Equity Fund	|	3

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging in 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is early evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS ESG Core Equity Fund

Performance SummaryMay 31, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/23
Unadjusted for Sales Charge	3.34%	6.16%	9.18%	9.38%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–2.61%	0.06%	7.89%	8.73%
Russell 1000® Index†	2.94%	2.45%	10.61%	11.76%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		–4.67%	8.89%	9.49%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–10.15%	7.61%	8.85%
Russell 1000® Index†		–8.39%	10.87%	12.01%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/23
Unadjusted for Sales Charge	2.89%	5.34%	8.34%	8.55%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.90%	5.34%	8.34%	8.55%
Russell 1000® Index†	2.94%	2.45%	10.61%	11.76%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		–5.35%	8.07%	8.68%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–5.35%	8.07%	8.68%
Russell 1000® Index†		–8.39%	10.87%	12.01%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/23
No Sales Charges	3.14%	5.85%	8.86%	9.07%
Russell 1000® Index†	2.94%	2.45%	10.61%	11.76%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
No Sales Charges		–4.86%	8.59%	9.21%
Russell 1000® Index†		–8.39%	10.87%	12.01%

DWS ESG Core Equity Fund	|	5

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 5/31/23
No Sales Charges	3.43%	6.45%	9.53%	8.14%
Russell 1000® Index†	2.94%	2.45%	10.61%	10.60%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
No Sales Charges		–4.35%	9.25%	8.03%
Russell 1000® Index†		–8.39%	10.87%	10.60%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/23
No Sales Charges	3.44%	6.45%	9.46%	9.65%
Russell 1000® Index†	2.94%	2.45%	10.61%	11.76%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
No Sales Charges		–4.38%	9.18%	9.77%
Russell 1000® Index†		–8.39%	10.87%	12.01%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/23
No Sales Charges	3.42%	6.43%	9.48%	9.67%
Russell 1000® Index†	2.94%	2.45%	10.61%	11.76%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
No Sales Charges		–4.39%	9.21%	9.80%
Russell 1000® Index†		–8.39%	10.87%	12.01%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2023 are 0.97%, 1.76%, 1.36%, 0.62%, 0.73% and 0.67% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Prior to September 23, 2019, the Fund operated with a different investment strategy. Prior to September 3, 2013, the Fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance

6	|	DWS ESG Core Equity Fund

would have been different if the Fund’s current investment strategy had been in effect. Please see the prospectus for details.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended May 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†
The Russell 1000® Index is an unmanaged index that measures the performance of the
1,000 largest companies in the Russell 3000® Index, which represents approximately
92% of the total market capitalization of the Russell 3000 Index.

‡	Total returns shown for periods less than one year are not annualized.

DWS ESG Core Equity Fund	|	7

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
5/31/23	$17.93	$17.16	$17.90	$17.85	$17.89	$17.90
11/30/22	$18.03	$17.21	$17.97	$18.00	$18.02	$18.04
Distribution Information as of 5/31/23
Income Dividends, Six Months	$.15	$.01	$.09	$.21	$.19	$.20
Capital Gain Distributions	$.4821	$.4821	$.4821	$.4821	$.4821	$.4821

8	|	DWS ESG Core Equity Fund

Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
—Head of Core Equity and Head of Systematic and Quantitative Management: Americas.
—Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.
Arno V. Puskar, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—Joined DWS in 1987.
—Portfolio Manager for US Equities and Quantitative Analyst: New York.
—BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.
Hiten Shah, Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2020.
—Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock’s Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.
—Portfolio Manager for Quantitative Equity: New York.
—BA in Economics, Rutgers University.

DWS ESG Core Equity Fund	|	9

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	5/31/23	11/30/22
Common Stocks	99%	100%
Cash Equivalents	1%	0%
Put Options Purchased	0%	—
	100%	100%

Sector Diversification (As a % of Common Stocks)	5/31/23	11/30/22
Information Technology	30%	26%
Health Care	13%	17%
Financials	12%	12%
Consumer Discretionary	11%	11%
Industrials	9%	9%
Communication Services	9%	7%
Consumer Staples	5%	6%
Energy	4%	5%
Real Estate	3%	3%
Utilities	2%	2%
Materials	2%	2%
	100%	100%

10	|	DWS ESG Core Equity Fund

Ten Largest Equity Holdings at May 31, 2023 (39.8% of Net Assets)
1Microsoft Corp.	9.6%
Develops, manufactures, licenses, sells and supports software products
2Apple, Inc.	9.3%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
3Alphabet, Inc.	6.6%
Provider of Web-based search, maps, hardware products and various software applications
4PepsiCo, Inc.	2.8%
Provider of soft drinks, snack foods and food services
5General Electric Co.	2.5%
Provider of services include aircraft engines, power generation, water processing, and household appliances to medical imaging, business and consumer financing, and industrial products
6Cigna Group	2.2%
Operates as an insurance company
7Oracle Corp.	1.8%
Provider of database management software
8Amgen, Inc.	1.7%
Developer, manufacturer and marketer of human therapeutics
9American Water Works Co., Inc.	1.7%
Provider of drinking water, wastewater utility service and other water-related services
10Exxon Mobil Corp.	1.6%
Explorer and producer of oil and gas
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 50 for contact information.

DWS ESG Core Equity Fund	|	11

Investment Portfolioas of May 31, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 8.5%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	24,666	387,996
Entertainment 1.7%
Take-Two Interactive Software, Inc.*	6,321	870,591
Walt Disney Co.*	25,905	2,278,604
Warner Bros Discovery, Inc.*	5,967	67,308
		3,216,503
Interactive Media & Services 6.6%
Alphabet, Inc. “A” *	101,898	12,520,207
Consumer Discretionary 11.0%
Automobile Components 0.7%
Lear Corp.	11,160	1,368,886
Automobiles 1.0%
Tesla, Inc.*	9,758	1,989,949
Broadline Retail 1.1%
Amazon.com, Inc.*	17,353	2,092,425
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings, Inc.	20,818	2,833,746
Hyatt Hotels Corp. “A”	9,308	1,000,424
Starbucks Corp.	10,452	1,020,533
		4,854,703
Household Durables 0.5%
PulteGroup, Inc.	13,802	912,036
Leisure Products 0.5%
Brunswick Corp.	12,134	916,117
Specialty Retail 2.9%
Best Buy Co., Inc.	20,972	1,524,035
Five Below, Inc.*	5,427	936,266
Lowe’s Companies, Inc.	9,219	1,854,218
TJX Companies, Inc.	15,590	1,197,156
		5,511,675
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc. “B”	13,701	1,442,167
The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG Core Equity Fund

	Shares	Value ($)
PVH Corp.	8,301	714,052
Tapestry, Inc.	26,949	1,078,499
		3,234,718
Consumer Staples 5.5%
Beverages 3.8%
Keurig Dr Pepper, Inc.	28,268	879,700
Molson Coors Beverage Co. “B”	17,317	1,071,056
PepsiCo, Inc.	28,799	5,251,498
		7,202,254
Consumer Staples Distribution & Retail 0.5%
Walmart, Inc.	6,147	902,810
Food Products 0.5%
Kellogg Co.	13,322	889,510
Personal Products 0.7%
Coty, Inc. “A” *	122,406	1,326,881
Energy 3.8%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	12,411	1,734,686
Chevron Corp.	8,621	1,298,495
Exxon Mobil Corp.	29,356	2,999,596
HF Sinclair Corp.	17,233	714,136
Valero Energy Corp.	4,433	474,508
		7,221,421
Financials 11.5%
Banks 2.8%
Bank of America Corp.	84,932	2,360,260
Citigroup, Inc.	30,103	1,334,165
JPMorgan Chase & Co.	11,536	1,565,551
		5,259,976
Capital Markets 3.9%
Ameriprise Financial, Inc.	3,634	1,084,640
KKR & Co., Inc.	32,257	1,660,913
MSCI, Inc.	2,171	1,021,520
The Goldman Sachs Group, Inc.	8,012	2,595,087
Tradeweb Markets, Inc. “A”	16,064	1,075,485
		7,437,645
Consumer Finance 1.4%
American Express Co.	16,937	2,685,531
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	13

	Shares	Value ($)
Financial Services 1.1%
Fidelity National Information Services, Inc.	11,026	601,689
Mastercard, Inc. “A”	2,114	771,652
PayPal Holdings, Inc.*	10,184	631,306
		2,004,647
Insurance 2.3%
Allstate Corp.	20,946	2,271,594
Hartford Financial Services Group, Inc.	29,374	2,012,706
		4,284,300
Health Care 12.9%
Biotechnology 4.5%
Amgen, Inc.	14,979	3,305,116
Biogen, Inc.*	8,973	2,659,687
Moderna, Inc.*	4,924	628,844
Vertex Pharmaceuticals, Inc.*	6,191	2,003,222
		8,596,869
Health Care Equipment & Supplies 0.6%
Hologic, Inc.*	13,808	1,089,313
Health Care Providers & Services 5.6%
Centene Corp.*	34,864	2,175,862
Cigna Group	16,674	4,125,314
CVS Health Corp.	9,392	638,938
HCA Healthcare, Inc.	9,285	2,453,004
Tenet Healthcare Corp.*	15,848	1,128,378
		10,521,496
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	38,288	2,467,279
Merck & Co., Inc.	16,112	1,778,926
		4,246,205
Industrials 8.9%
Aerospace & Defense 0.5%
Howmet Aerospace, Inc.	21,633	924,811
Air Freight & Logistics 1.5%
United Parcel Service, Inc. “B”	17,375	2,901,625
Building Products 0.7%
Owens Corning	11,590	1,232,365
Commercial Services & Supplies 1.3%
Republic Services, Inc.	17,833	2,525,688
The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG Core Equity Fund

	Shares	Value ($)
Electrical Equipment 0.9%
ChargePoint Holdings, Inc.*	53,189	514,338
Sunrun, Inc.*	21,032	371,004
Vertiv Holdings Co.	42,341	817,181
		1,702,523
Industrial Conglomerates 2.5%
General Electric Co.	46,823	4,753,939
Machinery 0.4%
Deere & Co.	2,119	733,132
Professional Services 1.1%
Verisk Analytics, Inc.	8,942	1,959,281
Information Technology 29.5%
Communications Equipment 1.2%
Cisco Systems, Inc.	44,304	2,200,580
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.*	14,738	1,742,179
Lam Research Corp.	2,177	1,342,556
Micron Technology, Inc.	28,437	1,939,403
NVIDIA Corp.	6,739	2,549,633
QUALCOMM, Inc.	6,083	689,873
Skyworks Solutions, Inc.	10,503	1,087,166
		9,350,810
Software 14.1%
Adobe, Inc.*	2,932	1,224,960
Microsoft Corp.	55,161	18,114,321
Oracle Corp.	32,138	3,404,700
Salesforce, Inc.*	13,345	2,981,006
Zoom Video Communications, Inc. “A” *	12,752	856,042
		26,581,029
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	98,866	17,523,998
Materials 2.1%
Chemicals 1.7%
DuPont de Nemours, Inc.	29,339	1,971,287
International Flavors & Fragrances, Inc.	17,145	1,325,137
		3,296,424
Metals & Mining 0.4%
Newmont Corp.	17,014	689,918
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	15

	Shares	Value ($)
Real Estate 3.1%
Health Care REITs 0.3%
Medical Properties Trust, Inc.	66,982	552,602
Real Estate Management & Development 0.3%
Opendoor Technologies, Inc.*	264,597	698,536
Specialized REITs 2.5%
Digital Realty Trust, Inc.	9,411	964,251
Iron Mountain, Inc.	48,166	2,573,028
VICI Properties, Inc.	36,605	1,132,192
		4,669,471
Utilities 2.2%
Multi-Utilities 0.4%
Sempra Energy	5,620	806,639
Water Utilities 1.8%
American Water Works Co., Inc.	22,862	3,302,416
Total Common Stocks (Cost $141,271,701)		187,079,860

	Contracts/ Notional Amount	Value ($)
Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
S&P 500 E-Mini Future, Expiration Date 6/16/2023, Strike Price $4,050.0	20 1,000	16,250
S&P 500 E-Mini Future, Expiration Date 9/15/2023, Strike Price $3,600.0	10 500	15,125
Total Put Options Purchased (Cost $65,070)		31,375

	Shares	Value ($)
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $1,646,246)	1,646,246	1,646,246

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $142,983,017)	99.9	188,757,481
Other Assets and Liabilities, Net	0.1	216,076
Net Assets	100.0	188,973,557
The accompanying notes are an integral part of the financial statements.

16	|	DWS ESG Core Equity Fund

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 are as follows:
Value ($) at 11/30/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.03% (a) (b)
—	0 (c)	—	—	—	4,817	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.13% (a)
925,202	11,246,861	10,525,817	—	—	56,077	—	1,646,246	1,646,246
925,202	11,246,861	10,525,817	—	—	60,894	—	1,646,246	1,646,246

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	17

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$187,079,860	$—	$—	$187,079,860
Put Options Purchased	31,375	—	—	31,375
Short-Term Investments	1,646,246	—	—	1,646,246
Total	$188,757,481	$—	$—	$188,757,481

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

18	|	DWS ESG Core Equity Fund

Statement of Assets and Liabilities
as of May 31, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $141,336,771)	$187,111,235
Investment in DWS Central Cash Management Government Fund (cost $1,646,246)	1,646,246
Receivable for Fund shares sold	103,009
Dividends receivable	257,420
Interest receivable	8,297
Other assets	29,613
Total assets	189,155,820
Liabilities
Payable for Fund shares redeemed	14,004
Accrued management fee	44,148
Accrued Trustees' fees	3,510
Other accrued expenses and payables	120,601
Total liabilities	182,263
Net assets, at value	$188,973,557
Net Assets Consist of
Distributable earnings (loss)	47,012,980
Paid-in capital	141,960,577
Net assets, at value	$188,973,557
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	19

Statement of Assets and Liabilities as of May 31, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($32,176,072 ÷ 1,794,701 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.93
Maximum offering price per share (100 ÷ 94.25 of $17.93)	$19.02
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,692,043 ÷ 98,582 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.16
Class R
Net Asset Value, offering and redemption price per share ($30,724,014 ÷ 1,716,083 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.90
Class R6
Net Asset Value, offering and redemption price per share ($1,691,776 ÷ 94,769 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.85
Class S
Net Asset Value, offering and redemption price per share ($104,786,793 ÷ 5,858,258 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.89
Institutional Class
Net Asset Value, offering and redemption price per share ($17,902,859 ÷ 1,000,043 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.90
The accompanying notes are an integral part of the financial statements.

20	|	DWS ESG Core Equity Fund

Statement of Operations
for the six months ended May 31, 2023 (Unaudited)

Investment Income
Income:
Dividends	$1,418,797
Income distributions — DWS Central Cash Management Government Fund	56,077
Securities lending income, net of borrower rebates	4,817
Total income	1,479,691
Expenses:
Management fee	430,169
Services to shareholders	141,214
Distribution and service fees	123,357
Custodian and accounting fees	17,031
Professional fees	29,904
Reports to shareholders	12,314
Registration fees	35,231
Trustees' fees and expenses	4,731
Other	10,487
Total expenses before expense reductions	804,438
Expense reductions	(170,538)
Total expenses after expense reductions	633,900
Net investment income	845,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	733,139
Change in net unrealized appreciation (depreciation) on investments	4,542,311
Net gain (loss)	5,275,450
Net increase (decrease) in net assets resulting from operations	$6,121,241
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	21

Statements of Changes in Net Assets
	Six Months Ended May 31, 2023	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$845,791	$1,678,905
Net realized gain (loss)	733,139	4,960,378
Change in net unrealized appreciation (depreciation)	4,542,311	(19,748,684)
Net increase (decrease) in net assets resulting from operations	6,121,241	(13,109,401)
Distributions to shareholders:
Class A	(1,126,644)	(4,420,775)
Class C	(58,400)	(323,487)
Class R	(1,035,033)	(4,510,709)
Class R6	(42,231)	(135,425)
Class S	(3,898,831)	(14,057,485)
Institutional Class	(683,361)	(2,619,719)
Total distributions	(6,844,500)	(26,067,600)
Fund share transactions:
Proceeds from shares sold	7,620,690	9,767,228
Reinvestment of distributions	6,642,320	25,278,475
Payments for shares redeemed	(15,157,216)	(30,556,159)
Net increase (decrease) in net assets from Fund share transactions	(894,206)	4,489,544
Increase (decrease) in net assets	(1,617,465)	(34,687,457)
Net assets at beginning of period	190,591,022	225,278,479
Net assets at end of period	$188,973,557	$190,591,022

The accompanying notes are an integral part of the financial statements.

22	|	DWS ESG Core Equity Fund

Financial Highlights
DWS ESG Core Equity Fund — Class A
	Six Months Ended 5/31/23	Years Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$18.03	$21.62	$17.23	$15.97	$17.54	$19.23
Income (loss) from investment operations:
Net investment income[a]	.07	.13	.10	.13	.15	.11
Net realized and unrealized gain (loss)	.46	(1.23)	4.95	2.26	.95	(1.19)
Total from investment operations	.53	(1.10)	5.05	2.39	1.10	(1.08)
Less distributions from:
Net investment income	(.15 )	(.11 )	(.14 )	(.11 )	(.16 )	(.11 )
Net realized gains	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)	(.50 )
Total distributions	(.63 )	(2.49)	(.66 )	(1.13)	(2.67)	(.61 )
Net asset value, end of period	$17.93	$18.03	$21.62	$17.23	$15.97	$17.54
Total Return (%)[b]	3.34c*	(5.93)[c]	30.24	15.90	9.70 [c]	(5.82)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	32	38	31	40	44
Ratio of expenses before expense reductions (%)	.96**	.97	.95	.99	1.25	1.28
Ratio of expenses after expense reductions (%)	.80**	.91	.95	.99	1.17	1.24
Ratio of net investment income (%)	.80**	.75	.53	.86	1.01	.58
Portfolio turnover rate (%)	5 *	17	27	17	121	114

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	23

DWS ESG Core Equity Fund — Class C
	Six Months Ended 5/31/23	Years Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$17.21	$20.78	$16.58	$15.42	$17.00	$18.69
Income (loss) from investment operations:
Net investment income (loss)[a]	.00 *	(.01 )	(.05 )	.01	.04	(.03 )
Net realized and unrealized gain (loss)	.44	(1.18)	4.77	2.17	.93	(1.16)
Total from investment operations	.44	(1.19)	4.72	2.18	.97	(1.19)
Less distributions from:
Net investment income	(.01 )	—	(.00 )*	—	(.04 )	—
Net realized gains	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)	(.50 )
Total distributions	(.49 )	(2.38)	(.52 )	(1.02)	(2.55)	(.50 )
Net asset value, end of period	$17.16	$17.21	$20.78	$16.58	$15.42	$17.00
Total Return (%)[b]	2.89c**	(6.64)[c]	29.23	14.99	8.95 [c]	(6.55)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	4	6	11
Ratio of expenses before expense reductions (%)	1.79***	1.76	1.74	1.74	1.99	2.01
Ratio of expenses after expense reductions (%)	1.55***	1.70	1.74	1.74	1.92	1.99
Ratio of net investment income (loss) (%)	.04***	(.06 )	(.27 )	.10	.26	(.19 )
Portfolio turnover rate (%)	5**	17	27	17	121	114

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Class R
	Six Months Ended 5/31/23	Years Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$17.97	$21.53	$17.18	$15.93	$17.49	$19.18
Income (loss) from investment operations:
Net investment income[a]	.05	.08	.04	.08	.11	.07
Net realized and unrealized gain (loss)	.45	(1.23)	4.92	2.25	.96	(1.20)
Total from investment operations	.50	(1.15)	4.96	2.33	1.07	(1.13)
Less distributions from:
Net investment income	(.09 )	(.03 )	(.09 )	(.06 )	(.12 )	(.06 )
Net realized gains	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)	(.50 )
Total distributions	(.57 )	(2.41)	(.61 )	(1.08)	(2.63)	(.56 )
Net asset value, end of period	$17.90	$17.97	$21.53	$17.18	$15.93	$17.49
Total Return (%)[b]	3.14 *	(6.17)	29.74	15.57	9.45	(6.08)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	33	41	35	38	40
Ratio of expenses before expense reductions (%)	1.35**	1.36	1.32	1.36	1.61	1.63
Ratio of expenses after expense reductions (%)	1.05**	1.24	1.29	1.29	1.43	1.49
Ratio of net investment income (%)	.55**	.42	.18	.55	.75	.37
Portfolio turnover rate (%)	5 *	17	27	17	121	114

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	25

DWS ESG Core Equity Fund — Class R6
	Six Months Ended 5/31/23	Years Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$18.00	$21.59	$17.22	$15.95	$17.54	$19.24
Income (loss) from investment operations:
Net investment income[a]	.09	.20	.17	.18	.19	.18
Net realized and unrealized gain (loss)	.45	(1.23)	4.93	2.26	.95	(1.20)
Total from investment operations	.54	(1.03)	5.10	2.44	1.14	(1.02)
Less distributions from:
Net investment income	(.21 )	(.18 )	(.21 )	(.15 )	(.22 )	(.18 )
Net realized gains	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)	(.50 )
Total distributions	(.69 )	(2.56)	(.73 )	(1.17)	(2.73)	(.68 )
Net asset value, end of period	$17.85	$18.00	$21.59	$17.22	$15.95	$17.54
Total Return (%)	3.43b*	(5.58)[b]	30.65	16.32	10.02	(5.50)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	1	1	1	1	2
Ratio of expenses before expense reductions (%)	.62**	.62	.59	.64	.89	.92
Ratio of expenses after expense reductions (%)	.55**	.59	.59	.64	.89	.91
Ratio of net investment income (%)	1.01**	1.10	.88	1.19	1.27	.98
Portfolio turnover rate (%)	5 *	17	27	17	121	114

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Class S
	Six Months Ended 5/31/23	Years Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$18.02	$21.60	$17.22	$15.97	$17.54	$19.24
Income (loss) from investment operations:
Net investment income[a]	.09	.18	.15	.16	.18	.16
Net realized and unrealized gain (loss)	.45	(1.22)	4.94	2.26	.96	(1.20)
Total from investment operations	.54	(1.04)	5.09	2.42	1.14	(1.04)
Less distributions from:
Net investment income	(.19 )	(.16 )	(.19 )	(.15 )	(.20 )	(.16 )
Net realized gains	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)	(.50 )
Total distributions	(.67 )	(2.54)	(.71 )	(1.17)	(2.71)	(.66 )
Net asset value, end of period	$17.89	$18.02	$21.60	$17.22	$15.97	$17.54
Total Return (%)	3.44b*	(5.64)[b]	30.56	16.14	10.02 [b]	(5.63)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	105	104	120	101	103	119
Ratio of expenses before expense reductions (%)	.72**	.73	.70	.74	1.00	1.03
Ratio of expenses after expense reductions (%)	.55**	.67	.70	.74	.92	.99
Ratio of net investment income (%)	1.05**	1.00	.78	1.09	1.26	.85
Portfolio turnover rate (%)	5 *	17	27	17	121	114

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	27

DWS ESG Core Equity Fund — Institutional Class
	Six Months Ended 5/31/23	Years Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$18.04	$21.64	$17.25	$15.98	$17.55	$19.25
Income (loss) from investment operations:
Net investment income[a]	.09	.18	.16	.17	.18	.17
Net realized and unrealized gain (loss)	.45	(1.22)	4.94	2.27	.96	(1.21)
Total from investment operations	.54	(1.04)	5.10	2.44	1.14	(1.04)
Less distributions from:
Net investment income	(.20 )	(.18 )	(.19 )	(.15 )	(.20 )	(.16 )
Net realized gains	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)	(.50 )
Total distributions	(.68 )	(2.56)	(.71 )	(1.17)	(2.71)	(.66 )
Net asset value, end of period	$17.90	$18.04	$21.64	$17.25	$15.98	$17.55
Total Return (%)	3.42b*	(5.65)[b]	30.61	16.27	10.02 [b]	(5.59)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	18	22	15	16	21
Ratio of expenses before expense reductions (%)	.67**	.67	.65	.68	.96	.97
Ratio of expenses after expense reductions (%)	.55**	.64	.65	.68	.91	.96
Ratio of net investment income (%)	1.05**	1.02	.82	1.16	1.27	.92
Portfolio turnover rate (%)	5 *	17	27	17	121	114

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS ESG Core Equity Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS ESG Core Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS ESG Core Equity Fund	|	29

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent

30	|	DWS ESG Core Equity Fund

of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Brown Brothers Harriman & Co., as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended May 31, 2023, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management

DWS ESG Core Equity Fund	|	31

Americas, Inc. receives a management/administration fee (0.08% annualized effective rate as of May 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of May 31, 2023, the Fund had no securities on loan.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2023, the aggregate cost of investments for federal income tax purposes was $143,156,054. The net unrealized appreciation for all investments based on tax cost was $45,601,427. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $55,929,060 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $10,327,633.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally

32	|	DWS ESG Core Equity Fund

accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.  As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to

DWS ESG Core Equity Fund	|	33

purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the period ended May 31, 2023, the Fund entered into options contracts in order to manage the risk of stock market volatility.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
A summary of open purchased option contracts as of May 31, 2023 is included in the Fund’s Investment Portfolio. For the six months ended May 31, 2023, the investment in purchased options contracts had a total value generally indicative of a range from $0 to approximately $65,000.
The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Purchased Options
Equity Contracts (a)	$31,375
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Investments in securities at value (includes purchased options)
Additionally, the amount of unrealized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2023 and the related location in the accompanying

34	|	DWS ESG Core Equity Fund

Statement of Operations is summarized in the following table by primary underlying risk exposure:
Change in Net Unrealized Appreciation (Depreciation)
Equity Contracts (a)	$(33,695)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options)
C.
Purchases and Sales of Securities
During the six months ended May 31, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $9,132,247 and $16,365,578, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.465%
Next $750 million of such net assets	.460%
Next $1.5 billion of such net assets	.455%
Next $5.0 billion of such net assets	.445%
Next $5.0 billion of such net assets	.435%
Next $5.0 billion of such net assets	.425%
Over $17.5 billion of such net assets	.400%
Accordingly, for the six months ended May 31, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.465% of the Fund’s average daily net assets.

DWS ESG Core Equity Fund	|	35

For the period from December 1, 2022 through February 29, 2024 , the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class C	1.55%
Class R	1.05%
Class R6	.55%
Class S	.55%
Institutional Class	.55%
For the six months ended May 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$25,757
Class C	2,143
Class R	45,784
Class R6	446
Class S	84,964
Institutional Class	11,444
$170,538
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

36	|	DWS ESG Core Equity Fund

servicing fee it receives from the Fund. For the six months ended May 31, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2023
Class A	$6,675	$2,276
Class C	348	130
Class R	140	66
Class R6	147	73
Class S	34,742	11,727
Institutional Class	334	124
	$42,386	$14,396
Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. For the six months ended May 31, 2023, the amount charged to the Fund for accounting services under the fund accounting agreement aggregated $13,876, of which $2,299 is unpaid.
In addition, for the six months ended May 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$13,500
Class C	1,407
Class R	38,521
Class S	26,802
Institutional Class	6,768
$86,998
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

DWS ESG Core Equity Fund	|	37

with various firms at various rates for sales of Class C and R shares. For the six months ended May 31, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2023
Class C	$6,771	$1,086
Class R	38,521	6,511
	$45,292	$7,597
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2023	Annualized Rate
Class A	$37,372	$13,744.24%
Class C	2,222	795.25%
Class R	38,471	12,731.25%
	$78,065	$27,270
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2023 aggregated $618.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended May 31, 2023, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,195, of which $225 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

38	|	DWS ESG Core Equity Fund

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2023.

DWS ESG Core Equity Fund	|	39

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	41,307	$712,098	64,252	$1,154,783
Class C	5,482	90,980	1,526	28,223
Class R	17,065	292,321	89,403	1,594,554
Class R6	31,982	539,836	8,900	161,521
Class S	92,846	1,623,660	107,851	1,934,478
Institutional Class	252,400	4,361,795	267,779	4,893,669
		$7,620,690		$9,767,228
Shares issued to shareholders in reinvestment of distributions
Class A	67,179	$1,084,936	218,111	$4,235,714
Class C	3,764	58,373	17,302	323,033
Class R	64,128	1,035,033	232,391	4,510,709
Class R6	2,630	42,231	7,006	135,425
Class S	236,536	3,805,886	706,474	13,677,339
Institutional Class	38,229	615,861	123,646	2,396,255
		$6,642,320		$25,278,475
Shares redeemed
Class A	(115,273)	$(1,985,771)	(260,076)	$(4,698,786)
Class C	(25,862)	(426,116)	(42,491)	(741,324)
Class R	(181,639)	(3,135,005)	(400,087)	(7,387,515)
Class R6	(861)	(14,972)	(7,653)	(139,983)
Class S	(270,848)	(4,632,169)	(554,666)	(9,842,526)
Institutional Class	(283,502)	(4,963,183)	(429,751)	(7,746,025)
		$(15,157,216)		$(30,556,159)

40	|	DWS ESG Core Equity Fund

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(6,787)	$(188,737)	22,287	$691,711
Class C	(16,616)	(276,763)	(23,663)	(390,068)
Class R	(100,446)	(1,807,651)	(78,293)	(1,282,252)
Class R6	33,751	567,095	8,253	156,963
Class S	58,534	797,377	259,659	5,769,291
Institutional Class	7,127	14,473	(38,326)	(456,101)
		$(894,206)		$4,489,544

DWS ESG Core Equity Fund	|	41

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

42	|	DWS ESG Core Equity Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2022 to May 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS ESG Core Equity Fund	|	43

Expenses and Value of a $1,000 Investment
for the six months ended May 31, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/23	$1,033.40	$1,028.90	$1,031.40	$1,034.30	$1,034.40	$1,034.20
Expenses Paid per $1,000*	$4.06	$7.84	$5.32	$2.79	$2.79	$2.79
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/23	$1,020.94	$1,017.20	$1,019.70	$1,022.19	$1,022.19	$1,022.19
Expenses Paid per $1,000*	$4.03	$7.80	$5.29	$2.77	$2.77	$2.77

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS ESG Core Equity Fund	.80%	1.55%	1.05%	.55%	.55%	.55%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

44	|	DWS ESG Core Equity Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS ESG Core Equity Fund	|	45

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS ESG Core Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

46	|	DWS ESG Core Equity Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS ESG Core Equity Fund	|	47

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account

48	|	DWS ESG Core Equity Fund

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS ESG Core Equity Fund	|	49

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

50	|	DWS ESG Core Equity Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DESAX	DESCX	DESSX	DESGX
CUSIP Number	25159G 852	25159G 878	25159G 886	25159G 704
Fund Number	417	717	2117	1417

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	DESRX	DESUX
CUSIP Number	25159G 605	25159G 720
Fund Number	1517	1617

DWS ESG Core Equity Fund	|	51

222 South Riverside Plaza
Chicago, IL 60606-5808
DECEF-3
(R-027912-12 7/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/28/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/28/2023